OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 3,806	$ 3,887
Foreign currency derivative contracts	61	78
Contingent consideration payable		1,088
Accrual taxes	824	409
Others	86	303
Total other payables and accrued expenses	$ 4,777	$ 5,765